Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

26.Segment information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated results of operations and uses consolidated net income as reported on the consolidated statements of comprehensive income when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment and derives revenues primarily from sale of e-vapor products to offline distributors. The accounting policies of the single segment are the same as described in the significant accounting policies.

The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. Since the Company operates in one segment, segment revenue, profit or loss required by “Segment Reporting” is disclosed in the consolidated statements of comprehensive income. The Company determines that the cost of revenues are the significant segment expenses.

The following table presents revenue by geography area, China and international markets, based on the geography location for the year ended December 31, 2022, 2023 and 2024.

	For the year ended
	December 31,
	2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Total Revenue:
China	5,332,779	1,357,884	2,039,743
International	—	228,513	708,833
	5,332,779	1,586,397	2,748,576

As of December 31, 2023 and 2024, substantially all of the Group’s long-lived assets of the Group are located in China.